Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Basis of preparation of half year report
The condensed consolidated interim financial statements have been prepared in accordance with the IFRS as issued by the IASB and with IAS 34, Interim Financial Reporting, and the same accounting policies used to prepare the most recent annual financial statements. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2021.
The preparation of the Company’s condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the interim period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. The principal risks during the interim period have not materially changed from those mentioned in the 2021 Annual Report and subsequent reports and filings made with the SEC, each of which are available on the Company’s website (
http://www.celyad.com/investors/regulated-information
).
All statements and information relate to the interim period unless otherwise stated.
The condensed consolidated interim financial statements are presented in thousands of Euros and all values are rounded to the nearest thousand (€’000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals
disclosed in the financial tables.
Operating Capital Requirements
These interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern.
As of June 30, 2022, the Company had cash, cash equivalents of €14.4 million which should be sufficient to fund operating expenses and capital expenditure requirements into the first quarter of 2023. The current guidance does not include any potential proceeds from the equity purchase agreement established with Lincoln Park Capital Fund, LLC.
After due consideration of detailed budgets and estimated cash flow forecasts for the years 2022 and 2023 which reflect the current strategy of the Company and include expenses and cash outflows estimations in relation to the development of discretionary research programs and pipeline of products candidates, the Company projects that its existing cash and cash equivalents will not be sufficient to fund its estimated operating and capital expenditures over at least the next 12 months from the date that the financial statements are issued.
As a mitigation plan, the Company is currently evaluating different financing options to obtain the required funding to extend the Company’s cash runway beyond 12 months from the date the financial statements are issued. Financing options may include, but are not limited to, the public or private sale of equity (including accessing the equity purchase agreement with LPC), debt financings or funds from other capital sources, such as collaborations, strategic alliances and partnerships, or licensing arrangements with third parties. However, there can be no assurance that the Company will be able to secure additional financing, or if available, that it will be sufficient to meet its needs or available on favorable terms indicating a material uncertainty exists about the Company’s ability to continue as a going concern.
The accompanying interim consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the interim consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
COVID-19
update
On March 11, 2020, the World Health Organization declared the novel strain of coronavirus
(COVID-19)
a global pandemic and recommended containment and mitigation measures worldwide. Throughout 2020 and 2021, Belgium and United States, where the Group operates, were impacted by temporary closures. While progress has been made in the fight against the ongoing
COVID-19
pandemic, including the broad dissemination and administration of vaccines in certain countries, the
COVID-19
pandemic has continued to spread globally. The length or severity of this pandemic cannot be predicted, but the Company anticipates that there may be an additional impact from a prolonged
COVID-19
environment on the planned development activities of the Company.
To date,
COVID-19
has had no impact on the Company’s condensed consolidated interim financial statements and corporate cash flow. With regards to the Company’s ongoing clinical programs, no major disruption in enrollment were experienced in the
CYAD-101
or
CYAD-211
programs in 2021 and 2022 due to the coronavirus pandemic. Enrollment in the
CYAD-211
trial is ongoing without any major disruption due to the coronavirus pandemic, however future disruptions may occur. However, since 2020, certain clinical sites and institutions have not been able to receive visits from the Company or its representatives during the coronavirus pandemic, which has delayed its data monitoring activities and delayed its ability to lock the databases for completed studies.
The long-term impact of
COVID-19
on the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted, including the emergence of new variants, such as Delta and Omicron, and, among other things, additional government restrictions intended to contain
COVID-19’s
effects, but potential prolonged closures or other business disruptions may negatively affect its operations and the operations of its agents, contractors, consultants or collaborators, which could have a material adverse impact its business, results of operations and financial condition.

New standards, interpretations and amendments
2.5.2.2 New standards, interpretations, and amendments
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
None of the new standards, interpretations and amendments, which are effective for periods beginning after January 1, 2022 which have been issued by the IASB have a material effect on the Group’s financial statements. None of the new standards, interpretations and amendments, which will be effective for periods beginning after January 1, 2023 and are not yet effective as of June 30, 2022 and/or not yet adopted as of June 30, 2022, are expected to have a material effect on the Group’s future financial statements as either they are not relevant to the Group’s activities, or they require accounting which is consistent with the Group’s current accounting policies.

Critical accounting estimates and judgements
2.5.2.3 Critical accounting estimates and judgements
The preparation of condensed consolidated interim financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that may significantly affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period.
Refer to note 5.4 from the Group’s 2021 Annual Report for further details about the main critical accounting estimates and judgements.